Label	Element	Value
C000034483 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000034483 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000034483 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000034483 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000034483 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000034483 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000034483 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000034483 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000034483 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000074227 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000074227 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000074227 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000074227 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000074227 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000074227 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000074227 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000074227 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000074227 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000006902 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000006902 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000006902 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000006902 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006902 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000006902 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000006902 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000006902 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000006902 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000074226 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000074226 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000074226 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000074226 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000074226 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000074226 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000074226 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000074226 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000074226 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000074224 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000074224 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000074224 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000074224 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000074224 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000074224 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000074224 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000074224 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000074224 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000074225 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000074225 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000074225 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000074225 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000074225 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000074225 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000074225 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000074225 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000074225 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000006903 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000006903 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000006903 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000006903 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006903 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000006903 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000006903 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000006903 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000006903 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000006901 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000006901 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000006901 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000006901 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006901 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000006901 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000006901 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000006901 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000006901 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%
C000006900 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.60%
C000006900 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000006900 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000006900 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006900 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.50%
C000006900 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.00%
C000006900 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	30.50%
C000006900 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000006900 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.10%